Fundstrat Granny Shots U.S. Large Cap ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Common Stocks - 99.9%	Shares	Value
Banking - 2.9%
JPMorgan Chase & Co.	93,998	$25,125,666

Consumer Discretionary Products - 4.0%
Tesla, Inc. (a)	84,135	34,041,021

Financial Services - 12.0%
American Express Co.	80,456	25,540,757
Bank of New York Mellon Corp.	307,124	26,391,165
Goldman Sachs Group, Inc.	40,156	25,715,903
S&P Global, Inc.	46,901	24,454,650
		102,102,475
Health Care - 2.9%
Intuitive Surgical, Inc. (a)	43,635	24,953,984

Industrial Products - 19.7%
Axon Enterprise, Inc. (a)	50,447	32,900,525
Caterpillar, Inc.	56,771	21,087,020
Eaton Corp PLC	66,502	21,708,913
Emerson Electric Co.	190,635	24,773,018
Ingersoll Rand, Inc.	234,685	22,013,453
Johnson Controls International PLC	298,728	23,300,784
TransDigm Group, Inc.	16,727	22,637,318
		168,421,031
Industrial Services - 5.0%
Quanta Services, Inc.	74,853	23,025,531
WW Grainger, Inc.	18,458	19,614,763
		42,640,294
Insurance - 2.7%
Progressive Corp.	92,567	22,812,212

Media - 11.9%
Alphabet, Inc. - Class A	135,211	27,585,748
Booking Holdings, Inc.	3,622	17,159,442
Meta Platforms, Inc. - Class A	40,041	27,595,456
Netflix, Inc. (a)	29,993	29,295,963
		101,636,609

Real Estate - 3.1%
CBRE Group, Inc. - Class A (a)	181,922	26,331,390

Retail & Wholesale - Staples - 2.9%
Costco Wholesale Corp.	25,266	24,757,648

Retail & Wholesale - Discretionary - 3.2%
Amazon.com, Inc. (a)	114,496	27,213,409

Software & Tech Services - 16.3%
Cadence Design Systems, Inc. (a)	79,823	23,756,921
Crowdstrike Holdings, Inc. - Class A (a)	73,555	29,280,039
Leidos Holdings, Inc.	123,173	17,494,261
Microsoft Corp.	55,431	23,007,191
Oracle Corp.	132,713	22,569,173
Palo Alto Networks, Inc. (a)	123,812	22,833,409
		138,940,994
Tech Hardware & Semiconductors - 13.3%
Advanced Micro Devices, Inc. (a)	163,668	18,977,305
Apple, Inc.	105,870	24,985,320
Arista Networks, Inc. (a)	223,738	25,781,330
Garmin Ltd.	112,921	24,373,998
NVIDIA Corp.	164,790	19,786,335
		113,904,288

TOTAL COMMON STOCKS (Cost $843,587,217)		852,881,021

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.32% (b)	1,328,616	1,328,616
TOTAL SHORT-TERM INVESTMENTS (Cost $1,328,616)		1,328,616

TOTAL INVESTMENTS - 100.1% (Cost $844,915,833)		854,209,637
Liabilities in Excess of Other Assets - (0.1)% (c)		(53,007)
TOTAL NET ASSETS - 100.0%		$854,156,630

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

(c) Represents less than (0.05)% of net assets.